                      GENERAL AMERICAN CAPITAL COMPANY
                           PROSPECTUS SUPPLEMENT
                            DATED MARCH 18, 1998


This supplements the General American Capital Company Prospectus dated May 1, 1997, as set forth below.


The second paragraph under the heading "MANAGEMENT OF THE COMPANY" on page 19 is hereby removed and replaced by the following paragraphs:

      The manager of the S&P 500 Index Fund, Money Market Fund, and Small-Cap Equity Fund is Douglas R. Koester, CFA, senior vice president of Conning Asset Management Company (the Investment Adviser). He has managed the S&P 500 Index Fund and Money Market Fund since their inception on October 1, 1987, and has managed the Small-Cap Equity Fund since its inception on May 1, 1997. Mr. Koester earned bachelor's and master's degrees from Washington University in St. Louis, Missouri. He has served as vice president of the Investment Adviser since 1986.

      The Bond Index Fund is managed by Wm. Michael Cody, CFA, vice president of the Investment Adviser. He has managed the Bond Index Fund since January 1, 1996. Prior to joining the Investment Adviser in 1995, Mr. Cody worked for seven years for Walnut Street Securities, Inc. He has a bachelor's degree from Marquette University and an MBA degree from Drake University.

      The Managed Equity Fund is managed by John W. Zimmerman, CFA, senior vice president of the Investment Adviser. He has managed the Managed Equity Fund since April 1997. Mr. Zimmerman served as an equity analyst and vice president/manager of fundamental research at NationsBank Private Investments (formerly Boatmen's Trust Company) for 10 years before coming to the Investment Adviser in 1997. He earned a bachelor's degree from the University of Missouri-Columbia and a master's degree from St. Louis University.

      The manager of the Asset Allocation Fund, International Index Fund, and Mid-Cap Equity Fund is David A. Kaslow, vice president of the Investment Adviser. Mr. Kaslow has managed the Asset Allocation Fund, International Index Fund and Mid-Cap Equity Fund since January 1, 1997. He worked as an equity analyst for more than two years at FBW Investment Management prior to joining Conning Asset Management Company. Mr. Kaslow has a bachelor's degree from Tulane University and a master's degree from Washington University in St. Louis, Missouri.


Please keep this Prospectus Supplement with your Prospectus for future reference.

                      GENERAL AMERICAN CAPITAL COMPANY
                           PROSPECTUS SUPPLEMENT
                            DATED MARCH 18, 1998


This supplements the General American Capital Company Prospectus dated May 1, 1997, as set forth below.


The second paragraph under the heading "MANAGEMENT OF THE COMPANY" on page 14 is hereby removed and replaced by the following paragraphs:

      The manager of the S&P 500 Index Fund and the Money Market Fund is Douglas R. Koester, CFA, senior vice president of Conning Asset Management Company (the Investment Adviser). He has managed the S&P 500 Index Fund and Money Market Fund since their inception on October 1, 1987. Mr. Koester earned bachelor's and master's degrees from Washington University in St. Louis, Missouri. He has served as vice president of the Investment Adviser since 1986.

      The Bond Index Fund is managed by Wm. Michael Cody, CFA, vice president of the Investment Adviser. He has managed the Bond Index Fund since January 1, 1996. Prior to joining the Investment Adviser in 1995, Mr. Cody worked for seven years for Walnut Street Securities, Inc. He has a bachelor's degree from Marquette University and an MBA degree from Drake University.

      The Managed Equity Fund is managed by John W. Zimmerman, CFA, senior vice president of the Investment Adviser. He has managed the Managed Equity Fund since April 1997. Mr. Zimmerman served as an equity analyst and vice president/manager of fundamental research at NationsBank Private Investments (formerly Boatmen's Trust Company) for 10 years before coming to the Investment Adviser in 1997. He earned a bachelor's degree from the University of Missouri-Columbia and a master's degree from St. Louis University.

      The manager of the Asset Allocation Fund is David A. Kaslow, vice president of the Investment Adviser. Mr. Kaslow has managed the Asset Allocation Fund since January 1, 1997. He worked as an equity analyst for more than two years at FBW Investment Management prior to joining Conning Asset Management Company. Mr. Kaslow has a bachelor's degree from Tulane University and a master's degree from Washington University in St. Louis, Missouri.


Please keep this Prospectus Supplement with your Prospectus for future reference.